Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2055 Fund

June 30, 2019

Z55-QTLY-0819
1.9884250.102

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	267	$2,683
Fidelity Series Blue Chip Growth Fund (a)	309	4,710
Fidelity Series Commodity Strategy Fund (a)	760	3,578
Fidelity Series Growth Company Fund (a)	550	9,538
Fidelity Series Intrinsic Opportunities Fund (a)	696	11,428
Fidelity Series Large Cap Stock Fund (a)	689	10,317
Fidelity Series Large Cap Value Index Fund (a)	228	2,943
Fidelity Series Opportunistic Insights Fund (a)	281	5,210
Fidelity Series Small Cap Discovery Fund (a)	122	1,357
Fidelity Series Small Cap Opportunities Fund (a)	303	4,220
Fidelity Series Stock Selector Large Cap Value Fund (a)	633	7,797
Fidelity Series Value Discovery Fund (a)	431	5,534
TOTAL DOMESTIC EQUITY FUNDS
(Cost $68,901)		69,315

International Equity Funds - 32.8%
Fidelity Series Canada Fund (a)	111	1,212
Fidelity Series Emerging Markets Fund (a)	126	1,216
Fidelity Series Emerging Markets Opportunities Fund (a)	572	10,915
Fidelity Series International Growth Fund (a)	691	11,244
Fidelity Series International Small Cap Fund (a)	157	2,546
Fidelity Series International Value Fund (a)	1,145	11,030
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $37,952)		38,163

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (a)	84	816
Fidelity Series Floating Rate High Income Fund (a)	19	175
Fidelity Series High Income Fund (a)	91	867
Fidelity Series Inflation-Protected Bond Index Fund (a)	35	351
Fidelity Series International Credit Fund (a)	4	37
Fidelity Series Investment Grade Bond Fund (a)	86	984
Fidelity Series Long-Term Treasury Bond Index Fund (a)	402	3,743
Fidelity Series Real Estate Income Fund (a)	49	543
TOTAL BOND FUNDS
(Cost $7,238)		7,516

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 2.44% (a)(b)	1,264	1,264
Fidelity Series Short-Term Credit Fund (a)	19	196
TOTAL SHORT-TERM FUNDS
(Cost $1,456)		1,460
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,547)		116,454
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$116,455

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$5	$52	$--	$(10)	$119	$2,683
Fidelity Series Blue Chip Growth Fund	4,724	--	172	--	22	136	4,710
Fidelity Series Canada Fund	1,094	57	5	--	--	66	1,212
Fidelity Series Commodity Strategy Fund	3,356	340	73	--	(11)	(34)	3,578
Fidelity Series Emerging Markets Debt Fund	789	41	25	12	(2)	13	816
Fidelity Series Emerging Markets Fund	1,103	132	--	--	--	(19)	1,216
Fidelity Series Emerging Markets Opportunities Fund	9,975	617	--	--	--	323	10,915
Fidelity Series Floating Rate High Income Fund	169	5	--	3	--	1	175
Fidelity Series Government Money Market Fund 2.44%	784	502	22	5	--	--	1,264
Fidelity Series Growth Company Fund	9,575	--	275	--	8	230	9,538
Fidelity Series High Income Fund	849	26	18	14	(1)	11	867
Fidelity Series Inflation-Protected Bond Index Fund	339	7	3	--	--	8	351
Fidelity Series International Credit Fund	36	--	--	--	--	1	37
Fidelity Series International Growth Fund	10,198	461	176	--	(5)	766	11,244
Fidelity Series International Small Cap Fund	2,446	--	10	--	--	110	2,546
Fidelity Series International Value Fund	10,131	509	--	--	--	390	11,030
Fidelity Series Intrinsic Opportunities Fund	11,763	217	509	--	(88)	45	11,428
Fidelity Series Investment Grade Bond Fund	958	73	68	8	--	21	984
Fidelity Series Large Cap Stock Fund	10,208	70	187	70	(8)	234	10,317
Fidelity Series Large Cap Value Index Fund	2,845	--	11	--	(1)	110	2,943
Fidelity Series Long-Term Treasury Bond Index Fund	3,987	237	693	28	39	173	3,743
Fidelity Series Opportunistic Insights Fund	5,160	--	252	--	12	290	5,210
Fidelity Series Real Estate Income Fund	530	19	15	8	--	9	543
Fidelity Series Short-Term Credit Fund	197	6	9	1	--	2	196
Fidelity Series Small Cap Discovery Fund	1,377	30	46	30	(5)	1	1,357
Fidelity Series Small Cap Opportunities Fund	4,238	--	167	--	(13)	162	4,220
Fidelity Series Stock Selector Large Cap Value Fund	7,736	--	268	--	(18)	347	7,797
Fidelity Series Value Discovery Fund	5,501	--	118	--	(8)	159	5,534
Total	$112,689	$3,354	$3,174	$179	$(89)	$3,674	$116,454

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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